FINANCIAL STATEMENTS SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Oct. 27, 2016 shares
Current assets:
Cash and cash equivalents	¥ 5,270,204	$ 757,017	¥ 4,622,554		¥ 5,425,024
Short-term investment	11,113,217	1,596,314	13,599,852
Prepayments and other current assets	1,964,506	282,183	1,507,996
Amounts due from subsidiaries	74,312	10,674	6,600
Total current assets	20,098,257	2,886,933	21,234,067
Deferred tax assets	403,587	57,972	318,063
Long-term investments	946,180	135,910
TOTAL ASSETS	45,890,502	6,591,757	39,682,857
Other current liability	3,552,288	510,254	2,833,769
Other non-current liability	93,820	13,476	90,961
TOTAL LIABILITIES	7,487,105	1,075,455	5,413,308
Shareholders' equity:
Ordinary shares ( US$0.0001 par value; 10,000,000,000 shares authorized, 811,267,551 shares issued and 785,463,859 shares outstanding as of December 31, 2018; 803,551,115 shares issued and 781,947,464 shares outstanding as of December 31, 2019)	517	74	523
Additional paid-in capital	22,336,594	3,208,451	24,137,681
Treasury shares, at cost	(1,436,767)	(206,379)	(1,545,077)
Retained earnings	16,726,540	2,402,617	11,052,395
Accumulated other comprehensive gain	675,720	97,061	571,716
Total Equity	38,403,397	5,516,302	34,269,549		21,441,317	¥ 19,750,747
TOTAL LIABILITIES AND EQUITY	¥ 45,890,502	$ 6,591,757	¥ 39,682,857
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, share authorized	10,000,000,000	10,000,000,000	10,000,000,000				10,000,000,000
Ordinary shares, shares issued	803,551,115	803,551,115	811,267,551
Ordinary shares, shares outstanding	781,947,464	781,947,464	785,463,859
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
Current assets:
Cash and cash equivalents	¥ 394,741	$ 56,701	¥ 773,884		¥ 2,366,916
Short-term investment	8,771,868	1,260,000	12,611,386
Prepayments and other current assets	118,623	17,039	172,251
Amounts due from subsidiaries	1,510,194	216,926	1,521,880
Total current assets	10,795,426	1,550,666	15,079,401
Deferred tax assets	28,146	4,043	27,288
Long-term investments	696,180	100,000
Investments in subsidiaries and VIE	26,878,301	3,860,826	19,227,355
TOTAL ASSETS	38,398,053	5,515,535	34,334,044
Other current liability	1,629	234	25,845
Other non-current liability	93,820	13,477	90,961
TOTAL LIABILITIES	95,449	13,711	116,806
Shareholders' equity:
Ordinary shares ( US$0.0001 par value; 10,000,000,000 shares authorized, 811,267,551 shares issued and 785,463,859 shares outstanding as of December 31, 2018; 803,551,115 shares issued and 781,947,464 shares outstanding as of December 31, 2019)	517	74	523
Additional paid-in capital	22,336,594	3,208,451	24,137,681
Treasury shares, at cost	(1,436,767)	(206,379)	(1,545,077)
Retained earnings	16,726,540	2,402,617	11,052,395
Accumulated other comprehensive gain	675,720	97,061	571,716
Total Equity	38,302,604	5,501,824	34,217,238
TOTAL LIABILITIES AND EQUITY	¥ 38,398,053	$ 5,515,535	¥ 34,334,044
Ordinary shares, share authorized	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	803,551,115	803,551,115	811,267,551
Ordinary shares, shares outstanding	781,947,464	781,947,464	785,463,859